SUPPLEMENTAL INFORMATION - NATURAL GAS AND CRUDE OIL PROPERTIES Capitalized Costs Related to Natural Gas and Crude Oil Producing Activities (Unaudited) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved natural gas and crude oil properties	$ 2,075,924	$ 1,694,847
Unproved natural gas and crude oil properties	319,327	102,466
Capitalized Costs, Oil and Gas Producing Activities, Gross	2,395,251	1,797,313
Less accumulated DD&A	(905,458)	(621,074)
Capitalized Costs, Oil and Gas Producing Activities, Net	$ 1,489,793	$ 1,176,239